Capital and Funding - Summary of Comprehensive Income: Other Comprehensive Income Reconciliation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [abstract]
Fair value gains/(losses) beginning balance		€ (189)	€ (113)
Equity instruments	[1]	51
Cash flow hedges		(55)	(68)
Available for sale financial assets			(8)
Fair value gains/(losses) ending balance		(194)	(189)	€ (113)
Remeasurement of defined benefit pension plans beginning balance		(1,171)	(2,453)
Movement during the year		(328)	1,282	(980)
Remeasurement of defined benefit pension plans ending balance		(1,499)	(1,171)	(2,453)
Currency retranslation gains/(losses) beginning balance		(4,278)	(3,295)
Other reserves		(836)	(903)
Retained profit		(10)	(27)
Non-controlling interest		(15)	(53)
Currency retranslation gains/(losses) ending balance		€ (5,139)	€ (4,278)	€ (3,295)

[1]	Classification in 2018 has changed following adoption of IFRS 9. See note 1 for further details.